Accounting policies (Tables)	6 Months Ended
Dec. 31, 2022
Accounting policies
Schedule of all financial instruments held at 31 December 2022 which reference USD LIBOR and have not yet transitioned to an alternative interest rate benchmark

	Carrying value as at 31 December 2022
	Assets	Liabilities
	£000	£000
Borrowings (measured at amortised cost)	—	(185,028)
Derivative financial instruments	4,901	—
Total	4,901	(185,028)